Summary Of Significant Accounting Policies	12 Months Ended
Sep. 30, 2015
Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

Financial Statement Presentation
The preparation of the financial statements in conformity with U.S. generally accepted accounting principles
(U.S. GAAP) requires management to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from these estimates. Certain prior year amounts have been reclassified to conform with current year presentation.

In the first quarter of 2015, the Company adopted updates to ASC 205, Presentation of Financial Statements, and ASC 360, Property, Plant and Equipment, regarding the reporting of discontinued operations. These updates raised the threshold for reporting discontinued operations to a strategic business shift having a major effect on an entity's operations and financial results. The updates also added disclosures for disposals of business units qualifying for discontinued presentation, and for some dispositions that do not qualify as discontinued operations but are still considered individually significant components of the entity.

In the first quarter of 2014, the Company adopted revisions to ASC 220, Comprehensive Income, which require disclosure of reclassifications into earnings from accumulated other comprehensive income (AOCI) and other current period activity. There is no change to the items reported in AOCI or when those items should be reclassified into earnings. The revisions did not materially impact the Company’s financial statements.

Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its controlled affiliates. Intercompany transactions, profits and balances are eliminated in consolidation. Investments of 20 percent to 50 percent of the voting shares of other entities are accounted for by the equity method. Investments in publicly traded companies of less than 20 percent are carried at fair value, with changes in fair value reflected in accumulated other comprehensive income. Investments in nonpublicly traded companies of less than 20 percent are carried at cost.

Foreign Currency Translation
The functional currency for most of the Company's non-U.S. subsidiaries is the local currency. Adjustments resulting from translating local currency financial statements into U.S. dollars are reflected in accumulated other comprehensive income.

Cash Equivalents
Cash equivalents consist of highly liquid investments with original maturities of three months or less.

Inventories
Inventories are stated at the lower of cost or market. The majority of inventory is valued based on standard costs that approximate average costs, while the remainder is principally valued on a first-in, first-out basis. Cost standards are revised at the beginning of each fiscal year. The annual effect of resetting standards plus any operating variances incurred during each period are allocated between inventories and cost of sales. Following are the components of inventory as of September 30:

	2014	2015
Finished products	$741	680
Raw materials and work in process	1,316	1,167
Total inventories	$2,057	1,847

Fair Value Measurement
ASC 820, Fair Value Measurement, establishes a formal hierarchy and framework for measuring certain financial statement items at fair value, and requires disclosures about fair value measurements and the reliability of valuation inputs. Under ASC 820, measurement assumes the transaction to sell an asset or transfer a liability occurs in the principal or at least the most advantageous market for that asset or liability. Within the hierarchy, Level 1 instruments use observable market prices for an identical item in active markets and have the most reliable valuations. Level 2 instruments are valued through broker/dealer quotation or other approaches using market-observable inputs for similar items in active markets, including forward and spot prices, interest rates and volatilities. Level 3 instruments are valued using inputs not observable in an active market, such as company-developed future cash flow estimates, and are considered the least reliable. Valuations for all of the Company's financial instruments fall within Level 2. The fair value of the Company's long-term debt is Level 2, estimated using current interest rates and pricing from financial institutions and other market sources for debt with similar maturities and characteristics.

Property, Plant And Equipment
The Company records investments in land, buildings, and machinery and equipment at cost. Depreciation is computed principally using the straight-line method over estimated service lives, which for principal assets are 30 to 40 years for buildings and 8 to 12 years for machinery and equipment. Long-lived tangible assets are reviewed for impairment whenever events or changes in business circumstances indicate the carrying value of the assets may not be recoverable. Impairment losses are recognized based on estimated fair values if the sum of estimated future undiscounted cash flows of the related assets is less than the carrying values. The components of property, plant and equipment as of September 30 follow:

	2014	2015
Land	$275	251
Buildings	2,355	2,254
Machinery and equipment	6,353	6,011
Construction in progress	428	415
Property, plant and equipment, at cost	9,411	8,931
Less: Accumulated depreciation	5,609	5,346
Property, plant and equipment, net	$3,802	3,585

Goodwill and Other Intangible Assets
Assets and liabilities acquired in business combinations are accounted for using the acquisition method and recorded at their respective fair values. Substantially all goodwill is assigned to the reporting unit that acquires a business. A reporting unit is an operating segment as defined in ASC 280, Segment Reporting, or a business one level below an operating segment if discrete financial information for that business unit is prepared and regularly reviewed by the segment manager. The Company conducts annual impairment tests of goodwill in the fourth quarter. If an initial assessment indicates it is more likely than not goodwill might be impaired, it is evaluated by comparing the reporting unit's estimated fair value to its carrying value. Goodwill is also tested for impairment between annual tests if events or circumstances indicate the fair value of a unit may be less than its carrying value. If the carrying amount exceeds the estimated fair value, impairment is recognized to the extent that recorded goodwill exceeds the implied fair value of that goodwill. Estimated fair values of reporting units are Level 3 measures and are developed generally under an income approach that discounts estimated future cash flows using risk-adjusted interest rates.

All of the Company's identifiable intangible assets are subject to amortization on a straight-line basis over their estimated useful lives. Identifiable intangibles consist of intellectual property such as patents and trademarks, customer relationships and capitalized software. Identifiable intangibles are also subject to evaluation for potential impairment if events or circumstances indicate the carrying amount may not be recoverable. See Note 6.

Product Warranty
Warranties vary by product line and are competitive for the markets in which the Company operates. Warranties generally extend for a period of one to two years from the date of sale or installation. Provisions for warranty are determined primarily based on historical warranty cost as a percentage of sales or a fixed amount per unit sold based on failure rates, adjusted for specific problems that may arise. Product warranty expense is less than 1 percent of sales.
Revenue Recognition
The Company recognizes nearly all of its revenues through the sale of manufactured products and records the sale when products are shipped or delivered, and title passes to the customer with collection reasonably assured. In certain limited circumstances, revenue is recognized using the percentage-of-completion method as performance occurs, or in accordance with ASC 985-605 related to software. Management believes that all relevant criteria and conditions are considered when recognizing revenue.

Sales arrangements sometimes involve delivering multiple elements, including services such as installation. In these instances, the revenue assigned to each element is based on vendor-specific objective evidence, third-party evidence or a management estimate of the relative selling price. Revenue is recognized individually for delivered elements only if they have value to the customer on a stand-alone basis and the performance of the undelivered items is probable and substantially in the Company's control, or the undelivered elements are inconsequential or perfunctory and there are no unsatisfied contingencies related to payment. Approximately 10 percent of the Company's revenues arise from qualifying sales arrangements that include the delivery of multiple elements, principally in the Network Power and Process Management segments. The vast majority of these deliverables are tangible products, with a small portion attributable to installation, service or maintenance. Generally, contract duration is short term, and cancellation, termination or refund provisions apply only in the event of contract breach and have historically not been invoked.

Derivatives and Hedging
In the normal course of business, the Company is exposed to changes in interest rates, foreign currency exchange rates and commodity prices due to its worldwide presence and diverse business profile. The Company's foreign currency exposures relate to transactions denominated in currencies that differ from the functional currencies of its business units, primarily in euros, Mexican pesos, Canadian dollars and Singapore dollars. Primary commodity exposures are price fluctuations on forecasted purchases of copper and aluminum and related products. As part of the Company's risk management strategy, derivative instruments are selectively used in an effort to minimize the impact of these exposures. Foreign exchange forwards and options are utilized to hedge foreign currency exposures impacting sales or cost of sales transactions, firm commitments and the fair value of assets and liabilities, while swap and option contracts may be used to minimize the effect of commodity price fluctuations on the cost of sales. All derivatives are associated with specific underlying exposures and the Company does not hold derivatives for trading or speculative purposes. The duration of hedge positions is generally two years or less.

All derivatives are accounted for under ASC 815, Derivatives and Hedging, and recognized at fair value. For derivatives hedging variability in future cash flows, the effective portion of any gain or loss is deferred in stockholders' equity and recognized when the underlying hedged transaction impacts earnings. The majority of the Company's derivatives that are designated as hedges and qualify for deferral accounting are cash flow hedges. For derivatives hedging the fair value of existing assets or liabilities, both the gain or loss on the derivative and the offsetting loss or gain on the hedged item are recognized in earnings each period. Currency fluctuations on non-U.S. dollar obligations that have been designated as hedges of non-U.S. dollar net asset exposures are reported in equity. To the extent that any hedge is not fully effective at offsetting changes in the underlying hedged item, there could be a net earnings impact. The Company also uses derivatives to hedge economic exposures that do not receive deferral accounting under ASC 815. The underlying exposures for these hedges relate primarily to purchases of commodity-based components used in the Company's manufacturing processes, and the revaluation of certain foreign-currency-denominated assets and liabilities. Gains or losses from the ineffective portion of any hedge, as well as any gains or losses on derivative instruments not designated as hedges, are recognized in the income statement immediately.

Counterparties to derivative arrangements are companies with high credit ratings, and the Company has bilateral collateral arrangements with them for which credit rating-based posting thresholds vary depending on the arrangement. If credit ratings on the Company's debt fall below preestablished levels, counterparties can require immediate full collateralization on all instruments in net liability positions. No collateral was posted with counterparties and none was held by the Company at year end. The maximum collateral that could have been required was $68. The Company can also demand full collateralization of instruments in net asset positions should any of the Company's counterparties' credit ratings fall below certain thresholds. Risk from credit loss when derivatives are in asset positions is not considered material. The Company has master netting arrangements in place with its counterparties that allow the offsetting of certain derivative-related amounts receivable and payable when settlement occurs in the same period. Accordingly, counterparty balances are netted in the consolidated balance sheet and are reported in other current assets or accrued expenses as appropriate, depending on positions with counterparties as of the balance sheet date. See Note 7.
Income Taxes
The provision for income taxes is based on pretax income reported in the consolidated statements of earnings and tax rates currently enacted in each jurisdiction. Certain income and expense items are recognized in different time periods for financial reporting and income tax filing purposes, and deferred income taxes are provided for the effect of temporary differences. The Company also provides for U.S. federal income taxes, net of available foreign tax credits, on earnings intended to be repatriated from non-U.S. locations. No provision has been made for U.S. income taxes on approximately $6.4 billion of undistributed earnings of non-U.S. subsidiaries as of September 30, 2015, as these earnings are considered permanently invested or otherwise indefinitely retained for continuing international operations. Recognition of U.S. taxes on undistributed non-U.S. earnings would be triggered by a management decision to repatriate those earnings. Determination of the amount of taxes that might be paid on these undistributed earnings if eventually remitted is not practicable. See Note 13.